Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Payables transactions with related parties	Balances and transactions with related parties

	December 31, 2024		December 31, 2023
	Receivables	Payables	Receivables	Payables

Banking Issuances (a)
OFL Participações S.A.	—	615,057	—	—
Universo Online S.A.	—	168,117	—	208,718
UOL Cursos Tec. Ed. Ltda.	—	206,811	—	127,471
Web Jump Desing em Informática Ltda	—	—	—	8,684
Ingresso.com Ltda	—	69,419	—	30,856
Invillia Desenvolvimento de produtos Digitais Ltda	—	—	—	41,554
Invillia Holding Ltda	—	—	—	3,132
Everymind Cons.Sist. LTDA	—	1,557	—	—
	—	1,060,961	—	420,415
Other transactions and services
Universo Online S.A. - sales of services (b)	—	18,693	—	15,784
Compasso. UOL Tecnologia - sales of services (b)	—	2,648	—	646
Compasso.UOL Informática Ltda.- sales of services (b)	—	17,982	—	13,089
Invillia Desenvolvimento de produtos Digitais Ltda - sales of services (b)	—	13,909	—	11,121
EDGE.UOL Tecnologia Ltda. - sales of services (b)	—	18	—	171
Universo Online S.A. - shared service costs (c)	—	9,853	—	8,659
Digital Services UOL S.A. - borrowing (d)	31,849	—	32,281	—
Others	—	7,182	—	6,920
	31,849	70,285	32,281	56,390

Current	9,082	116,383	4,307	135,478
Non - current	22,767	1,014,863	27,974	341,326

(a)    Certificate of deposits (CD) acquired by related parties from BancoSeguro with interest rate between 103% to 106% (104% to 106% in December 2023) per year of CDI. The maturity analysis is as follows:

	December 31, 2024	December 31, 2023

Due within 181 to 360 days	46,098	79,089
Due to 361 days or more days	1,014,863	341,326
	1,060,961	420,415
11.    Related-party balances and transactions (Continued)
(b)    Sales of services refer mainly to the purchase of advertising services from UOL, colocation, development of software and cloud services acquired from other entities within the Uol Group.
(c)    Shared services costs mainly related to payroll costs that are incurred by the parent company UOL and are charged to PagSeguro Group.
(d)    This receivable refers to borrowing made from Biva Sec with interest rate of 100% of CDI plus 2.5% per year.

Revenue expense transactions with related parties
ii)Revenue and expense from transactions with related parties

	For the year ended December 31,
	2024		2023		2022
	Revenue	Expense	Revenue	Expense	Revenue	Expense

Banking Issuances (a)
Universo Online S.A.	—	24,088	—	22,173	—	20,251
UOL Cursos Tec. Ed. Ltda.	—	—	—	323	—	15,753
Web Jump Desing em Informática Ltda	—	707	—	1,232	—	931
Ingresso.com Ltda	—	4,342	—	2,439	—	954
OFL Participações S.A.	—	24,944	—	—	—	—
Everymind	—	57	—	—	—	—
Invillia Holding Ltda	—	144	—	358	—	—
Invillia Desenvolvimento de produtos Digitais Ltda	—	2,298	—	5,706	—	—
UOL Cursos Tec. Ed. Ltda.	—	14,808	—	10,285	—	20
	—	71,388	—	42,516	—	37,909
Other transactions and services
Universo Online S.A. - sales of services (b)	3,295	108,650	3,134	68,815	3,115	83,462
Digital Services UOL S.A - sales of services (b)	—	—	—	907	—	2,339
Compasso Tecnologia Ltda. - sales of services (b)	—	5,004	—	7,850	—	530
Compasso UOL S.A.- sales of services (b)	—	170,108	—	147,850	—	136,726
Invillia Desenvolvimento de produtos Digitais Ltda - sales of services (b)	—	809	—	5,619	—	2,096
EDGE.UOL Tecnologia Ltda. - sales of services (b)	—	1,734	—	2,220	—	—
OFL Empreend Imobiliários Ltda	—	3,052	—	2,919	—	2,266
Universo Online S.A. - shared service costs (c)	—	108,835	—	98,525	—	121,809
Digital Services UOL S.A. - borrowing (d)	4,146	—	2,194	—	—	—
Others	994	5,092	923	3,472	877	8,447
	8,435	403,284	6,251	338,177	3,992	357,675

(a)    Expenses are related to Certificate of Deposits (CDI) from Banco Seguro.
(b)    Sales of services are related to advertising services from UOL, revenue is related to intermediation fee and expenses related to colocation and cloud services, acquired from other entities within the Uol Group.
(c)    Shared services costs mainly related to payroll costs sharing that are incurred by the parent company UOL and are charged to PagSeguro Group. Such costs are included in administrative expenses.
(d)    Revenue refers to borrowing made from Biva Sec with interest rate of 100% of CDI plus 2.5% per year.